Related Party Transactions - Disclosure of Information about Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Total compensation	$ 36	$ 21	$ 23
Short-term employee benefits	13	11	11
Post-employment benefits	1	1	1
Termination benefits	4	1	0
Share-based payments	$ 18	$ 8	$ 11